Offerings - Offering: 1	Nov. 10, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 4,046,204,588.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 558,780.85
Offering Note	Note 1.a. Title of each class of securities to which transaction applies: Class A Common Stock, par value $0.0001 per share ("Common Stock"). Note 1.b. Calculated solely for the purpose of determining the filing fee in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The proposed maximum aggregate value of the transaction is calculated based on the sum of (a) $2,841,000,000, which represents the maximum aggregate cash consideration estimated to be paid by CompoSecure to the Sellers in connection with the completion of the transactions contemplated by that certain Share Purchase Agreement (as amended, the "Transaction Agreement"), dated as of November 2, 2025, by and among CompoSecure, certain of its subsidiaries, Husky Technologies Limited ("Husky"), Platinum Equity Advisors, LLC ("Platinum"), certain entities affiliated with Platinum and certain management members of Husky (collectively, the "Sellers"), and (b) $1,205,204,588.12, representing 55,297,297 shares of Common Stock, which represents the shares of Common Stock estimated to be issued by CompoSecure in connection with the completion of the transactions contemplated by the Transaction Agreement multiplied by $21.795, which is the average of the high and low price per share of Common Stock as reported on the New York Stock Exchange on November 5, 2025. Note 1.c. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined by multiplying the sum calculated in note (1.b.) above by 0.00013810.